Note 17 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
December 31	Amount
2015	145,534,934
2016	75,717,889
2017	135,408,000

356,660,823